Schedule of Investments (unaudited)	iShares® Russell 1000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Boeing Co. (The)(a)	1,516,051	$305,211,387
BWX Technologies Inc.	53,357	2,554,733
Curtiss-Wright Corp.	110,089	15,266,042
General Dynamics Corp.	705,773	147,132,497
HEICO Corp.	81,775	11,793,591
HEICO Corp., Class A	154,725	19,885,257
Hexcel Corp.(a)	246,238	12,755,128
Howmet Aerospace Inc.	1,028,294	32,730,598
Huntington Ingalls Industries Inc.	110,104	20,560,821
L3Harris Technologies Inc.	553,868	118,106,812
Lockheed Martin Corp.	89,630	31,855,398
Mercury Systems Inc.(a)	166,460	9,165,288
Northrop Grumman Corp.	384,420	148,797,449
Raytheon Technologies Corp.	4,240,545	364,941,303
Spirit AeroSystems Holdings Inc., Class A(b)	223,257	9,620,144
Textron Inc.	620,809	47,926,455
TransDigm Group Inc.(a)	104,930	66,764,860
Virgin Galactic Holdings Inc.(a)	40,867	546,801
		1,365,614,564
Air Freight & Logistics — 0.3%
CH Robinson Worldwide Inc.	291,569	31,381,572
Expeditors International of Washington Inc.	125,139	16,804,916
FedEx Corp.	393,155	101,685,609
GXO Logistics Inc.(a)	38,608	3,506,765
		153,378,862
Airlines — 0.3%
Alaska Air Group Inc.(a)	339,868	17,707,123
American Airlines Group Inc.(a)	1,776,457	31,905,168
Copa Holdings SA, Class A, NVS(a)	91,744	7,583,559
JetBlue Airways Corp.(a)	929,781	13,240,081
Southwest Airlines Co.(a)	1,679,892	71,966,573
United Airlines Holdings Inc.(a)(b)	925,523	40,519,397
		182,921,901
Auto Components — 0.3%
Aptiv PLC(a)	624,877	103,073,461
BorgWarner Inc.	684,321	30,842,348
Gentex Corp.	656,798	22,889,410
Lear Corp.	171,551	31,385,255
QuantumScape Corp., Class A(a)(b)	197,952	4,392,555
		192,583,029
Automobiles — 0.9%
Ford Motor Co.	11,082,896	230,191,750
General Motors Co.(a)	3,890,908	228,123,936
Harley-Davidson Inc.	428,002	16,131,395
Rivian Automotive Inc., Class A(a)(b)	304,934	31,618,607
Thor Industries Inc.	94,081	9,762,785
		515,828,473
Banks — 8.1%
Bank of America Corp.	20,400,593	907,622,383
Bank of Hawaii Corp.	115,062	9,637,593
Bank OZK.	343,386	15,977,751
BOK Financial Corp.	80,529	8,495,004
Citigroup Inc.	5,619,998	339,391,679
Citizens Financial Group Inc.	979,139	46,264,318
Comerica Inc.	368,505	32,059,935
Commerce Bancshares Inc.	321,888	22,126,578
Cullen/Frost Bankers Inc.	157,855	19,900,780
Security	Shares	Value

Banks (continued)
East West Bancorp. Inc.	402,642	$31,679,873
Fifth Third Bancorp.	1,923,226	83,756,492
First Citizens BancShares Inc./NC, Class A(b)	17,539	14,554,564
First Hawaiian Inc.	378,206	10,336,370
First Horizon Corp.	1,495,465	24,420,943
First Republic Bank/CA	504,655	104,216,304
FNB Corp.	940,933	11,413,517
Huntington Bancshares Inc./OH	4,050,736	62,462,349
JPMorgan Chase & Co.	8,318,119	1,317,174,144
KeyCorp	2,617,273	60,537,524
M&T Bank Corp.	359,243	55,172,540
PacWest Bancorp.	327,109	14,775,513
People's United Financial Inc.	1,227,351	21,871,395
Pinnacle Financial Partners Inc.	214,403	20,475,486
PNC Financial Services Group Inc. (The)	1,201,829	240,990,751
Popular Inc.	216,518	17,763,137
Prosperity Bancshares Inc.	258,831	18,713,481
Regions Financial Corp.	2,692,951	58,706,332
Signature Bank/New York NY	168,485	54,499,843
Sterling Bancorp./DE	516,804	13,328,375
SVB Financial Group(a)	160,195	108,650,657
Synovus Financial Corp.	380,242	18,202,185
Truist Financial Corp.	3,808,640	222,995,872
U.S. Bancorp.	3,806,657	213,819,924
Umpqua Holdings Corp.	610,551	11,747,001
Webster Financial Corp.	263,733	14,726,851
Wells Fargo & Co.	11,329,592	543,593,824
Western Alliance Bancorp.	139,872	15,057,221
Wintrust Financial Corp.	165,307	15,013,182
Zions Bancorp. NA	432,875	27,340,385
		4,829,472,056
Beverages — 0.9%
Brown-Forman Corp., Class A	66,623	4,516,373
Brown-Forman Corp., Class B, NVS	255,980	18,650,703
Coca-Cola Co. (The)	3,233,895	191,478,923
Constellation Brands Inc., Class A	440,209	110,479,253
Keurig Dr Pepper Inc.	1,986,688	73,229,320
Molson Coors Beverage Co., Class B	499,200	23,137,920
Monster Beverage Corp.(a)	81,188	7,797,295
PepsiCo Inc.	665,942	115,680,785
		544,970,572
Biotechnology — 1.4%
Amgen Inc.	282,411	63,534,003
Biogen Inc.(a)	414,019	99,331,438
BioMarin Pharmaceutical Inc.(a)	517,183	45,693,118
Exact Sciences Corp.(a)(b)	35,850	2,790,206
Exelixis Inc.(a)	124,638	2,278,383
Gilead Sciences Inc.	3,556,430	258,232,382
Horizon Therapeutics PLC(a)(b)	496,993	53,555,966
Incyte Corp.(a)	82,330	6,043,022
Ionis Pharmaceuticals Inc.(a)(b)	30,901	940,317
Iovance Biotherapeutics Inc.(a)	275,078	5,251,239
Mirati Therapeutics Inc.(a)(b)	20,091	2,947,149
Natera Inc.(a)	13,431	1,254,321
Regeneron Pharmaceuticals Inc.(a)	253,517	160,101,056
Sage Therapeutics Inc.(a)(b)	150,470	6,400,994
Seagen Inc.(a)	36,867	5,699,638
Ultragenyx Pharmaceutical Inc.(a)(b)	53,127	4,467,449
United Therapeutics Corp.(a)	126,356	27,303,004

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals Inc.(a)	432,436	$94,962,946
		840,786,631
Building Products — 0.9%
A O Smith Corp.	377,330	32,393,781
Allegion PLC	61,878	8,195,122
Armstrong World Industries Inc.	69,056	8,018,783
AZEK Co. Inc. (The)(a)	140,711	6,506,477
Builders FirstSource Inc.(a)(b)	533,309	45,709,914
Carlisle Companies Inc.	87,110	21,613,733
Carrier Global Corp.	1,315,287	71,341,167
Fortune Brands Home & Security Inc.	282,597	30,209,619
Johnson Controls International PLC	2,026,888	164,806,263
Lennox International Inc.	92,222	29,913,128
Masco Corp.	685,905	48,164,249
Owens Corning	282,674	25,581,997
Trane Technologies PLC	348,006	70,307,652
		562,761,885
Capital Markets — 5.0%
Affiliated Managers Group Inc.	112,531	18,512,475
Ameriprise Financial Inc.	139,610	42,114,753
Ares Management Corp., Class A	54,376	4,419,138
Bank of New York Mellon Corp. (The)	2,141,465	124,376,287
BlackRock Inc.(c)	404,984	370,787,151
Carlyle Group Inc. (The)	466,016	25,584,278
Cboe Global Markets Inc.	304,042	39,647,077
Charles Schwab Corp. (The)	4,260,882	358,340,176
CME Group Inc.	1,015,398	231,977,827
Evercore Inc., Class A	111,629	15,164,800
FactSet Research Systems Inc.	15,982	7,767,412
Franklin Resources Inc.	827,383	27,709,057
Goldman Sachs Group Inc. (The)	871,627	333,440,909
Interactive Brokers Group Inc., Class A	234,026	18,586,345
Intercontinental Exchange Inc.	1,574,930	215,403,176
Invesco Ltd.	960,613	22,113,311
Janus Henderson Group PLC	467,630	19,612,402
Jefferies Financial Group Inc.	628,040	24,367,952
KKR & Co. Inc.	1,566,417	116,698,066
Lazard Ltd., Class A	282,754	12,336,557
Moody's Corp.	22,553	8,808,751
Morgan Stanley	3,792,858	372,306,941
Morningstar Inc.	6,050	2,069,040
MSCI Inc.	66,384	40,672,813
Nasdaq Inc.	326,594	68,588,006
Northern Trust Corp.	583,685	69,814,563
Raymond James Financial Inc.	498,872	50,086,749
S&P Global Inc.	199,630	94,211,386
SEI Investments Co.	297,046	18,101,983
State Street Corp.	1,034,287	96,188,691
Stifel Financial Corp.	293,329	20,656,228
T Rowe Price Group Inc.	427,757	84,114,136
Tradeweb Markets Inc., Class A	300,019	30,043,903
Virtu Financial Inc., Class A	238,757	6,883,364
		2,991,505,703
Chemicals — 2.0%
Air Products & Chemicals Inc.	626,202	190,528,221
Albemarle Corp.	329,405	77,005,007
Ashland Global Holdings Inc.	159,575	17,179,844
Axalta Coating Systems Ltd.(a)(b)	479,949	15,895,911
Celanese Corp.	194,735	32,727,164
Security	Shares	Value

Chemicals (continued)
CF Industries Holdings Inc.	601,218	$42,554,210
Chemours Co. (The)	221,058	7,418,706
Corteva Inc.	2,061,661	97,475,332
Diversey Holdings Ltd.(a)	75,862	1,009,723
Dow Inc.	1,967,409	111,591,438
DuPont de Nemours Inc.	1,486,056	120,043,604
Eastman Chemical Co.	374,971	45,337,744
Ecolab Inc.	88,741	20,817,751
Element Solutions Inc.	631,253	15,326,823
FMC Corp.	264,564	29,072,938
Huntsman Corp.	585,242	20,413,241
International Flavors & Fragrances Inc.	719,886	108,450,826
LyondellBasell Industries NV, Class A	656,607	60,558,864
Mosaic Co. (The)	1,056,043	41,491,929
NewMarket Corp.	17,159	5,880,732
Olin Corp.	384,107	22,093,835
PPG Industries Inc.	389,249	67,122,098
RPM International Inc.	154,849	15,639,749
Valvoline Inc.	523,691	19,528,437
Westlake Chemical Corp.	80,446	7,813,720
		1,192,977,847
Commercial Services & Supplies — 0.5%
ADT Inc.	375,623	3,158,989
Cintas Corp.	14,335	6,352,842
Clean Harbors Inc.(a)	147,984	14,764,364
Driven Brands Holdings Inc.(a)	167,114	5,618,373
MSA Safety Inc.	77,085	11,636,752
Republic Services Inc.	590,676	82,369,768
Rollins Inc.	27,163	929,229
Stericycle Inc.(a)(b)	254,399	15,172,356
Waste Management Inc.	1,005,401	167,801,427
		307,804,100
Communications Equipment — 1.7%
Arista Networks Inc.(a)(b)	75,276	10,820,925
Ciena Corp.(a)	442,313	34,044,832
Cisco Systems Inc.	11,972,453	758,694,347
F5 Inc.(a)	168,135	41,144,316
Juniper Networks Inc.	928,342	33,151,093
Lumentum Holdings Inc.(a)	203,175	21,489,820
Motorola Solutions Inc.	470,888	127,940,269
Ubiquiti Inc.	1,965	602,665
Viasat Inc.(a)(b)	184,127	8,201,016
		1,036,089,283
Construction & Engineering — 0.2%
AECOM(a)	390,859	30,232,944
MasTec Inc.(a)	163,821	15,117,402
Quanta Services Inc.	398,688	45,713,566
Valmont Industries Inc.	58,138	14,563,569
		105,627,481
Construction Materials — 0.3%
Eagle Materials Inc.	112,046	18,651,177
Martin Marietta Materials Inc.	176,098	77,574,691
Vulcan Materials Co.	371,532	77,122,613
		173,348,481
Consumer Finance — 0.8%
Ally Financial Inc.	975,376	46,437,651
American Express Co.	646,695	105,799,302
Capital One Financial Corp.	1,196,500	173,600,185
Credit Acceptance Corp.(a)(b)	20,917	14,384,203

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Discover Financial Services	371,289	$42,906,157
OneMain Holdings Inc.	316,959	15,860,628
Santander Consumer USA Holdings Inc.	179,556	7,544,943
SLM Corp.	816,082	16,052,333
Synchrony Financial	1,251,802	58,071,095
		480,656,497
Containers & Packaging — 0.7%
Amcor PLC	4,367,596	52,454,828
AptarGroup Inc.	183,404	22,463,322
Ardagh Group SA(a)	42,326	955,509
Ardagh Metal Packaging SA(a)(b)	393,132	3,549,982
Avery Dennison Corp.	108,621	23,524,050
Ball Corp.	629,770	60,627,958
Berry Global Group Inc.(a)	387,402	28,582,520
Crown Holdings Inc.	303,204	33,540,426
Graphic Packaging Holding Co.	596,705	11,635,747
International Paper Co.	1,091,646	51,285,529
Packaging Corp. of America	267,230	36,383,364
Sealed Air Corp.	185,782	12,534,712
Silgan Holdings Inc.	243,083	10,413,676
Sonoco Products Co.	281,713	16,308,366
Westrock Co.	738,161	32,744,822
		397,004,811
Distributors — 0.2%
Genuine Parts Co.	394,103	55,253,241
LKQ Corp.	776,953	46,640,488
		101,893,729
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	29,438	3,705,655
Chegg Inc.(a)(b)	79,948	2,454,404
frontdoor Inc.(a)	58,274	2,135,742
Grand Canyon Education Inc.(a)	112,146	9,612,034
H&R Block Inc.	76,852	1,810,633
Mister Car Wash Inc.(a)	64,119	1,167,607
Service Corp. International	449,386	31,901,912
Terminix Global Holdings Inc.(a)	332,983	15,060,821
		67,848,808
Diversified Financial Services — 2.7%
Berkshire Hathaway Inc., Class B(a)(b)	5,196,133	1,553,643,767
Equitable Holdings Inc.	1,019,544	33,430,848
Voya Financial Inc.	309,857	20,546,617
		1,607,621,232
Diversified Telecommunication Services — 1.9%
AT&T Inc.	20,236,878	497,827,199
Lumen Technologies Inc.	2,884,616	36,201,931
Verizon Communications Inc.	11,740,047	610,012,842
		1,144,041,972
Electric Utilities — 3.2%
Alliant Energy Corp.	710,205	43,656,301
American Electric Power Co. Inc.	1,418,376	126,192,913
Avangrid Inc.	167,142	8,337,043
Duke Energy Corp.	2,177,705	228,441,254
Edison International	1,059,881	72,336,878
Entergy Corp.	570,269	64,240,803
Evergy Inc.	649,020	44,529,262
Eversource Energy	974,056	88,619,615
Exelon Corp.	2,764,281	159,664,871
FirstEnergy Corp.	1,548,332	64,395,128
Hawaiian Electric Industries Inc.	309,061	12,826,032
Security	Shares	Value

Electric Utilities (continued)
IDACORP Inc.	146,544	$16,604,901
NextEra Energy Inc.	5,555,548	518,665,961
NRG Energy Inc.	365,450	15,743,586
OGE Energy Corp.	575,319	22,080,743
PG&E Corp.(a)(b)	4,230,221	51,354,883
Pinnacle West Capital Corp.	314,543	22,203,590
PPL Corp.	2,107,751	63,358,995
Southern Co. (The)	2,993,345	205,283,600
Xcel Energy Inc.	1,525,590	103,282,443
		1,931,818,802
Electrical Equipment — 1.1%
Acuity Brands Inc.	97,044	20,546,156
AMETEK Inc.	654,071	96,174,600
ChargePoint Holdings Inc.(a)(b)	625,481	11,915,413
Eaton Corp. PLC	1,127,607	194,873,042
Emerson Electric Co.	1,689,658	157,087,504
Fluence Energy Inc.(a)	57,115	2,031,009
Hubbell Inc.	154,290	32,133,978
Nvent Electric PLC	456,884	17,361,592
Regal Rexnord Corp.	149,503	25,442,421
Rockwell Automation Inc.	130,067	45,373,873
Sensata Technologies Holding PLC(a)	435,338	26,856,001
Shoals Technologies Group Inc., Class A(a)(b)	283,301	6,884,214
Sunrun Inc.(a)(b)	555,267	19,045,658
		655,725,461
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	480,004	41,981,150
Arrow Electronics Inc.(a)	195,744	26,282,547
Avnet Inc.	286,331	11,805,427
Coherent Inc.(a)	7,775	2,072,349
Corning Inc.	1,435,974	53,461,312
IPG Photonics Corp.(a)	97,482	16,780,551
Jabil Inc.	94,185	6,625,915
Keysight Technologies Inc.(a)	295,589	61,042,084
Littelfuse Inc.	66,134	20,811,047
National Instruments Corp.	363,240	15,862,691
TD SYNNEX Corp.	115,576	13,217,271
Teledyne Technologies Inc.(a)	130,783	57,137,785
Trimble Inc.(a)	712,651	62,136,041
Vontier Corp.	235,816	7,246,626
		396,462,796
Energy Equipment & Services — 0.4%
Baker Hughes Co.	2,094,425	50,391,866
Halliburton Co.	2,347,097	53,678,108
NOV Inc.	1,087,215	14,731,763
Schlumberger NV	3,965,699	118,772,685
		237,574,422
Entertainment — 1.9%
Activision Blizzard Inc.	2,188,261	145,585,004
Electronic Arts Inc.	802,979	105,912,930
Liberty Media Corp.-Liberty Formula One,
Class A(a)(b)	60,943	3,616,358
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)	566,535	35,827,673
Live Nation Entertainment Inc.(a)	240,843	28,826,499
Madison Square Garden Sports Corp.(a)	33,998	5,906,473
Take-Two Interactive Software Inc.(a)	259,031	46,034,989
Walt Disney Co. (The)(a)	4,881,600	756,111,024
World Wrestling Entertainment Inc., Class A	16,809	829,356

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Zynga Inc., Class A(a)	1,555,815	$9,957,216
		1,138,607,522
Equity Real Estate Investment Trusts (REITs) — 4.9%
Alexandria Real Estate Equities Inc.	438,651	97,801,627
American Campus Communities Inc.	394,794	22,617,748
American Homes 4 Rent, Class A	787,788	34,355,435
Americold Realty Trust.	748,607	24,546,824
Apartment Income REIT Corp.	449,770	24,588,926
AvalonBay Communities Inc.	395,308	99,850,848
Boston Properties Inc.	436,962	50,329,283
Brixmor Property Group Inc.	819,713	20,828,907
Camden Property Trust	277,531	49,589,239
Cousins Properties Inc.	430,429	17,337,680
CubeSmart.	613,020	34,886,968
CyrusOne Inc.	356,705	32,003,573
Digital Realty Trust Inc.	794,709	140,560,181
Douglas Emmett Inc.	483,981	16,213,364
Duke Realty Corp.	1,066,517	70,006,176
EPR Properties.	199,196	9,459,818
Equinix Inc.	73,732	62,365,475
Equity LifeStyle Properties Inc.	236,647	20,744,476
Equity Residential	1,045,419	94,610,420
Essex Property Trust Inc.	184,473	64,976,925
Extra Space Storage Inc.	339,453	76,964,179
Federal Realty Investment Trust.	214,781	29,278,946
First Industrial Realty Trust Inc.	370,823	24,548,483
Gaming and Leisure Properties Inc.	630,144	30,662,807
Healthcare Trust of America Inc., Class A	628,476	20,984,814
Healthpeak Properties Inc.	1,538,082	55,509,379
Highwoods Properties Inc.	301,066	13,424,533
Host Hotels & Resorts Inc.(a)	2,029,741	35,297,196
Hudson Pacific Properties Inc.	400,672	9,900,605
Invitation Homes Inc.	1,675,637	75,973,382
Iron Mountain Inc.	249,498	13,056,230
JBG SMITH Properties	356,988	10,249,125
Kilroy Realty Corp.	322,144	21,409,690
Kimco Realty Corp.	1,652,151	40,725,522
Lamar Advertising Co., Class A	32,258	3,912,895
Life Storage Inc.	227,843	34,900,991
Medical Properties Trust Inc.	1,651,528	39,025,607
Mid-America Apartment Communities Inc.	326,814	74,984,204
National Retail Properties Inc.	483,664	23,249,728
Omega Healthcare Investors Inc.	692,182	20,481,665
Orion Office REIT Inc.(a)	123,961	2,314,352
Park Hotels & Resorts Inc.(a)	634,844	11,985,855
Prologis Inc.	2,086,780	351,330,281
Public Storage	101,893	38,165,042
Rayonier Inc.	412,753	16,658,711
Realty Income Corp.	1,592,446	114,003,209
Regency Centers Corp.	481,004	36,243,651
Rexford Industrial Realty Inc.	421,612	34,196,949
SBA Communications Corp.	256,095	99,626,077
Simon Property Group Inc.	123,804	19,780,165
SL Green Realty Corp.	193,512	13,874,810
Spirit Realty Capital Inc.	347,893	16,764,964
STORE Capital Corp.	677,460	23,304,624
Sun Communities Inc.	326,388	68,531,688
UDR Inc.	860,762	51,637,112
Ventas Inc.	1,119,817	57,245,045
VICI Properties Inc.	1,766,536	53,190,399
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust	506,000	$21,181,160
Welltower Inc.	1,225,690	105,127,431
Weyerhaeuser Co.	2,127,142	87,595,708
WP Carey Inc.	520,265	42,687,743
		2,907,658,850
Food & Staples Retailing — 1.5%
Albertsons Companies Inc., Class A	453,700	13,697,203
Casey's General Stores Inc.	102,117	20,152,790
Costco Wholesale Corp.	81,955	46,525,854
Grocery Outlet Holding Corp.(a)	264,028	7,466,712
Kroger Co. (The)	2,080,073	94,144,104
U.S. Foods Holding Corp.(a)(b)	617,638	21,512,332
Walgreens Boots Alliance Inc.	2,041,334	106,475,981
Walmart Inc.	4,064,050	588,027,394
		898,002,370
Food Products — 1.7%
Archer-Daniels-Midland Co.	1,578,115	106,664,793
Beyond Meat Inc.(a)(b)	11,273	734,549
Bunge Ltd.	382,956	35,752,772
Campbell Soup Co.	545,803	23,720,598
Conagra Brands Inc.	1,328,224	45,358,850
Darling Ingredients Inc.(a)	438,100	30,355,949
Flowers Foods Inc.	549,081	15,083,255
General Mills Inc.	1,731,603	116,675,410
Hain Celestial Group Inc. (The)(a)(b)	251,341	10,709,640
Hershey Co. (The)	61,295	11,858,744
Hormel Foods Corp.	801,964	39,143,863
Ingredion Inc.	182,982	17,683,380
JM Smucker Co. (The)	297,727	40,437,281
Kellogg Co.	391,681	25,232,090
Kraft Heinz Co. (The)	1,975,289	70,912,875
Lamb Weston Holdings Inc.	283,597	17,974,378
McCormick & Co. Inc./MD, NVS	709,509	68,545,664
Mondelez International Inc., Class A	3,944,106	261,533,669
Pilgrim's Pride Corp.(a)	71,690	2,021,658
Post Holdings Inc.(a)	162,875	18,360,899
Seaboard Corp.(b)	769	3,026,023
Tyson Foods Inc., Class A	816,343	71,152,456
		1,032,938,796
Gas Utilities — 0.1%
Atmos Energy Corp.	370,235	38,789,521
National Fuel Gas Co.	240,788	15,395,985
UGI Corp.	582,330	26,734,770
		80,920,276
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories.	2,460,410	346,278,103
Baxter International Inc.	1,424,722	122,298,136
Becton Dickinson and Co.	808,389	203,293,666
Boston Scientific Corp.(a)	4,018,029	170,685,872
Cooper Companies Inc. (The)	137,849	57,750,460
DENTSPLY SIRONA Inc.	619,292	34,550,301
Envista Holdings Corp.(a)(b)	449,313	20,246,044
Figs Inc., Class A(a)(b)	210,080	5,789,805
Globus Medical Inc., Class A(a)	203,678	14,705,552
Hologic Inc.(a)	702,785	53,805,220
ICU Medical Inc.(a)	58,407	13,862,317
Integra LifeSciences Holdings Corp.(a)	208,868	13,992,067
Masimo Corp.(a)	40,563	11,876,035
Medtronic PLC	3,803,608	393,483,248

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Quidel Corp.(a)(b)	105,173	$14,197,303
ResMed Inc.	41,231	10,739,851
STERIS PLC	205,932	50,125,908
Stryker Corp.	565,965	151,350,360
Tandem Diabetes Care Inc.(a)	10,101	1,520,403
Teleflex Inc.	109,533	35,979,400
Zimmer Biomet Holdings Inc.	593,032	75,338,785
		1,801,868,836
Health Care Providers & Services — 4.9%
Acadia Healthcare Co. Inc.(a)	258,859	15,712,741
Agilon Health Inc.(a)(b)	38,704	1,045,008
Amedisys Inc.(a)	11,496	1,860,972
AmerisourceBergen Corp.	415,902	55,269,217
Anthem Inc.	693,823	321,614,713
Cardinal Health Inc.	326,441	16,808,447
Centene Corp.(a)	1,638,299	134,995,838
Chemed Corp.(b)	32,339	17,108,625
Cigna Corp.	921,709	211,652,038
CVS Health Corp.	3,728,816	384,664,659
DaVita Inc.(a)	53,374	6,071,826
Encompass Health Corp.	126,038	8,225,240
Henry Schein Inc.(a)	386,368	29,955,111
Humana Inc.	365,207	169,404,919
Laboratory Corp. of America Holdings(a)	271,135	85,193,328
McKesson Corp.	370,585	92,116,313
Molina Healthcare Inc.(a)	136,892	43,542,607
Oak Street Health Inc.(a)(b)	34,643	1,148,069
Premier Inc., Class A	337,045	13,876,143
Quest Diagnostics Inc.	341,687	59,115,268
Signify Health Inc., Class A(a)(b)	178,589	2,539,536
UnitedHealth Group Inc.	2,481,327	1,245,973,540
Universal Health Services Inc., Class B	201,100	26,074,626
		2,943,968,784
Health Care Technology — 0.2%
Cerner Corp.	829,967	77,079,035
Certara Inc.(a)(b)	128,394	3,648,958
Change Healthcare Inc.(a)	689,219	14,735,502
Definitive Healthcare Corp.(a)	22,068	603,118
Teladoc Health Inc.(a)(b)	421,613	38,712,506
		134,779,119
Hotels, Restaurants & Leisure — 1.7%
Aramark	660,473	24,338,430
Boyd Gaming Corp.(a)	191,213	12,537,836
Caesars Entertainment Inc.(a)	223,713	20,923,877
Carnival Corp.(a)	2,433,818	48,968,418
Darden Restaurants Inc.	114,554	17,256,415
Domino's Pizza Inc.	31,879	17,990,276
Hilton Worldwide Holdings Inc.(a)	257,948	40,237,309
Hyatt Hotels Corp., Class A(a)	140,640	13,487,376
Marriott Vacations Worldwide Corp.	117,639	19,878,638
McDonald's Corp.	1,739,153	466,214,745
MGM Resorts International.	1,103,909	49,543,436
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,063,679	22,060,702
Penn National Gaming Inc.(a)	444,652	23,055,206
Planet Fitness Inc., Class A(a)	72,885	6,601,923
Royal Caribbean Cruises Ltd.(a)	623,135	47,919,082
Six Flags Entertainment Corp.(a)	133,829	5,698,439
Travel + Leisure Co.	79,436	4,390,428
Wyndham Hotels & Resorts Inc.	102,239	9,165,726
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum China Holdings Inc.	1,118,037	$55,722,964
Yum! Brands Inc.	758,669	105,348,777
		1,011,340,003
Household Durables — 0.6%
DR Horton Inc.	543,293	58,920,126
Garmin Ltd.	431,112	58,704,521
Leggett & Platt Inc.	370,296	15,241,383
Lennar Corp., Class A	755,508	87,759,809
Lennar Corp., Class B	39,506	3,777,564
Mohawk Industries Inc.(a)	154,732	28,189,076
Newell Brands Inc.	1,091,083	23,829,253
NVR Inc.(a)	2,889	17,070,725
PulteGroup Inc.	504,338	28,827,960
Toll Brothers Inc.	180,140	13,040,335
TopBuild Corp.(a)	17,983	4,961,689
Whirlpool Corp.	168,197	39,469,108
		379,791,549
Household Products — 2.3%
Church & Dwight Co. Inc.	661,078	67,760,495
Clorox Co. (The)	63,063	10,995,665
Colgate-Palmolive Co.	1,114,142	95,080,878
Kimberly-Clark Corp.	476,741	68,135,824
Procter & Gamble Co. (The)	6,817,700	1,115,239,366
Reynolds Consumer Products Inc.	133,890	4,204,146
Spectrum Brands Holdings Inc.	123,308	12,542,890
		1,373,959,264
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	1,873,790	45,533,097
Brookfield Renewable Corp., Class A	264,221	9,731,259
Vistra Corp.	1,334,235	30,380,531
		85,644,887
Industrial Conglomerates — 1.7%
3M Co.	1,399,365	248,569,205
General Electric Co.	3,093,665	292,258,533
Honeywell International Inc.	1,543,385	321,811,206
Roper Technologies Inc.	296,956	146,060,778
		1,008,699,722
Insurance — 3.9%
Aflac Inc.	1,846,669	107,827,003
Alleghany Corp.(a)	33,099	22,096,561
Allstate Corp. (The)	807,737	95,030,258
American Financial Group Inc./OH	194,100	26,653,812
American International Group Inc.	2,351,688	133,716,980
Aon PLC, Class A	253,649	76,236,743
Arch Capital Group Ltd.(a)	796,019	35,383,045
Arthur J Gallagher & Co.	580,200	98,442,534
Assurant Inc.	160,644	25,037,974
Assured Guaranty Ltd.	184,960	9,284,992
Athene Holding Ltd., Class A(a)	331,409	27,616,312
Axis Capital Holdings Ltd.	208,232	11,342,397
Brighthouse Financial Inc.(a)	216,625	11,221,175
Brown & Brown Inc.	627,645	44,110,891
Chubb Ltd.	1,213,365	234,555,588
Cincinnati Financial Corp.	419,435	47,786,229
CNA Financial Corp.	82,007	3,614,869
Erie Indemnity Co., Class A, NVS(b)	21,626	4,166,465
Everest Re Group Ltd.	84,286	23,087,621
Fidelity National Financial Inc.	778,079	40,600,162
First American Financial Corp.	306,954	24,013,011

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Globe Life Inc.	277,265	$25,985,276
GoHealth Inc., Class A(a)(b)	169,838	643,686
Hanover Insurance Group Inc. (The)	104,505	13,696,425
Hartford Financial Services Group Inc. (The)	958,998	66,209,222
Kemper Corp.	159,819	9,395,759
Lemonade Inc.(a)(b)	102,484	4,315,601
Lincoln National Corp.	431,418	29,448,593
Loews Corp.	603,668	34,867,864
Markel Corp.(a)	31,849	39,301,666
Marsh & McLennan Companies Inc.	1,269,223	220,616,342
Mercury General Corp.	81,087	4,302,476
MetLife Inc.	2,015,994	125,979,465
Old Republic International Corp.	784,562	19,284,534
Primerica Inc.	113,604	17,412,085
Principal Financial Group Inc.	738,187	53,393,066
Progressive Corp. (The)	1,654,534	169,837,915
Prudential Financial Inc.	1,069,106	115,720,033
Reinsurance Group of America Inc.	189,216	20,717,260
RenaissanceRe Holdings Ltd.	69,158	11,710,524
Travelers Companies Inc. (The)	694,595	108,655,496
Unum Group	584,420	14,359,199
W R Berkley Corp.	393,630	32,431,176
White Mountains Insurance Group Ltd.(b)	7,972	8,082,811
Willis Towers Watson PLC	350,332	83,200,347
		2,331,391,443
Interactive Media & Services — 1.3%
Alphabet Inc., Class A(a)	118,446	343,142,800
Alphabet Inc., Class C, NVS(a)	110,504	319,753,269
IAC/InterActiveCorp.(a)(b)	213,771	27,942,007
TripAdvisor Inc.(a)(b)	106,643	2,907,088
Twitter Inc.(a)	1,982,266	85,673,537
Vimeo Inc.(a)(b)	44,734	803,423
		780,222,124
Internet & Direct Marketing Retail — 0.1%
DoorDash Inc., Class A(a)(b)	51,950	7,735,355
Qurate Retail Inc., Series A	1,018,659	7,741,808
Wayfair Inc., Class A(a)(b)	96,786	18,386,437
		33,863,600
IT Services — 2.7%
Accenture PLC, Class A	353,165	146,404,551
Akamai Technologies Inc.(a)(b)	449,953	52,662,499
Alliance Data Systems Corp.	135,360	9,010,915
Amdocs Ltd.	370,356	27,717,443
Automatic Data Processing Inc.	96,174	23,714,585
Broadridge Financial Solutions Inc.	33,068	6,045,492
Cloudflare Inc., Class A(a)	41,601	5,470,531
Cognizant Technology Solutions Corp., Class A	1,492,823	132,443,257
Concentrix Corp.	120,246	21,478,340
DXC Technology Co.(a)	691,166	22,248,634
Euronet Worldwide Inc.(a)	43,187	5,146,595
Fastly Inc., Class A(a)(b)	310,648	11,012,472
Fidelity National Information Services Inc.	1,723,098	188,076,147
Fiserv Inc.(a)(b)	1,579,015	163,885,967
FleetCor Technologies Inc.(a)	172,341	38,576,809
Genpact Ltd.	486,950	25,847,306
Global Payments Inc.	814,579	110,114,789
GoDaddy Inc., Class A(a)	429,400	36,438,884
International Business Machines Corp.	2,531,665	338,382,344
Jack Henry & Associates Inc.	152,540	25,472,655
Security	Shares	Value

IT Services (continued)
Kyndryl Holdings Inc.(a)(b)	624,139	$11,296,916
Paychex Inc.	120,237	16,412,350
Paysafe Ltd.(a)(b)	1,976,097	7,726,539
Snowflake Inc., Class A(a)	33,619	11,388,436
SolarWinds Corp.(b)	97,815	1,387,995
StoneCo Ltd., Class A(a)	42,734	720,495
Thoughtworks Holding Inc.(a)	79,665	2,135,819
Twilio Inc., Class A(a)	340,232	89,596,695
VeriSign Inc.(a)	274,378	69,642,624
Western Union Co. (The)	842,149	15,023,938
WEX Inc.(a)	41,234	5,788,841
		1,621,270,863
Leisure Products — 0.1%
Brunswick Corp./DE	189,746	19,113,115
Hasbro Inc.	364,102	37,058,301
Hayward Holdings Inc.(a)(b)	140,546	3,686,522
Polaris Inc.	49,277	5,416,035
		65,273,973
Life Sciences Tools & Services — 2.5%
Adaptive Biotechnologies Corp.(a)	33,331	935,268
Agilent Technologies Inc.	88,164	14,075,383
Bio-Rad Laboratories Inc., Class A(a)	60,166	45,459,625
Charles River Laboratories International Inc.(a)	10,323	3,889,500
Danaher Corp.	1,702,832	560,248,756
IQVIA Holdings Inc.(a)	271,232	76,525,396
PerkinElmer Inc.(b)	357,169	71,812,399
QIAGEN NV(a)(b)	646,729	35,945,198
Repligen Corp.(a)	10,122	2,680,710
Syneos Health Inc., Class A(a)(b)	248,543	25,520,395
Thermo Fisher Scientific Inc.	1,012,920	675,860,741
Waters Corp.(a)	12,951	4,825,543
		1,517,778,914
Machinery — 1.9%
AGCO Corp.	153,881	17,853,274
Allison Transmission Holdings Inc.	56,495	2,053,593
Caterpillar Inc.	209,100	43,229,334
Colfax Corp.(a)	340,374	15,646,993
Crane Co.	141,569	14,401,814
Cummins Inc.	407,675	88,930,225
Donaldson Co. Inc.	303,014	17,956,610
Dover Corp.	408,050	74,101,880
Flowserve Corp.	360,479	11,030,657
Fortive Corp.	928,767	70,855,634
Gates Industrial Corp. PLC(a)	292,386	4,651,861
Graco Inc.	185,634	14,965,813
IDEX Corp.	212,585	50,238,087
Illinois Tool Works Inc.	93,393	23,049,392
Ingersoll Rand Inc.	1,151,619	71,250,668
ITT Inc.	247,753	25,317,879
Middleby Corp. (The)(a)	111,247	21,888,960
Nordson Corp.	137,795	35,174,930
Oshkosh Corp.	197,907	22,306,098
Otis Worldwide Corp.	1,199,522	104,442,381
PACCAR Inc.	967,204	85,365,425
Parker-Hannifin Corp.	304,278	96,796,917
Pentair PLC	470,929	34,391,945
Snap-on Inc.	152,167	32,773,729
Stanley Black & Decker Inc.	458,150	86,416,253
Timken Co. (The)	185,798	12,873,943

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Toro Co. (The)	10,130	$1,012,088
Westinghouse Air Brake Technologies Corp.	501,880	46,228,167
Woodward Inc.	159,885	17,501,012
Xylem Inc./NY	170,485	20,444,561
		1,163,150,123
Marine — 0.0%
Kirby Corp.(a)	176,484	10,486,679

Media — 1.9%
Altice USA Inc., Class A(a)(b)	140,329	2,270,523
Cable One Inc.	7,469	13,171,208
Charter Communications Inc., Class A(a)(b)	17,965	11,712,641
Comcast Corp., Class A	12,920,726	650,300,139
Discovery Inc., Class A(a)(b)	478,149	11,255,627
Discovery Inc., Class C, NVS(a)(b)	878,501	20,117,673
DISH Network Corp., Class A(a)	713,294	23,139,257
Fox Corp., Class A, NVS.	886,119	32,697,791
Fox Corp., Class B	409,411	14,030,515
Interpublic Group of Companies Inc. (The)	1,116,384	41,808,581
Liberty Broadband Corp., Class A(a)(b)	65,159	10,484,083
Liberty Broadband Corp., Class C, NVS(a)	399,031	64,283,894
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	263,144	13,380,872
Liberty Media Corp.-Liberty SiriusXM,
Class C, NVS(a)	447,880	22,774,698
Loyalty Ventures Inc.(a)	74,614	2,243,643
New York Times Co. (The), Class A	460,382	22,236,451
News Corp., Class A, NVS	1,089,835	24,314,219
News Corp., Class B.	355,124	7,990,290
Nexstar Media Group Inc., Class A	107,420	16,218,272
Omnicom Group Inc.	595,807	43,654,779
Sirius XM Holdings Inc.(b)	2,433,016	15,449,652
ViacomCBS Inc., Class A	31,921	1,065,204
ViacomCBS Inc., Class B, NVS	1,659,467	50,082,714
		1,114,682,726
Metals & Mining — 0.8%
Alcoa Corp.	522,529	31,132,278
Cleveland-Cliffs Inc.(a)	1,302,840	28,362,827
Freeport-McMoRan Inc.	2,933,059	122,396,552
Newmont Corp.	2,272,156	140,919,115
Nucor Corp.	807,214	92,143,478
Reliance Steel & Aluminum Co.	176,266	28,593,870
Royal Gold Inc.	182,441	19,194,617
Southern Copper Corp.	20,777	1,282,149
Steel Dynamics Inc.	433,601	26,913,614
United States Steel Corp.	744,923	17,736,617
		508,675,117
Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	1,507,024	22,665,641
Annaly Capital Management Inc.	3,986,380	31,173,492
New Residential Investment Corp.	1,266,944	13,568,970
Starwood Property Trust Inc.	809,369	19,667,667
		87,075,770
Multi-Utilities — 1.4%
Ameren Corp.	723,986	64,441,994
CenterPoint Energy Inc.	1,694,195	47,284,982
CMS Energy Corp.	809,288	52,644,184
Consolidated Edison Inc.	1,002,518	85,534,836
Dominion Energy Inc.	2,281,605	179,242,889
DTE Energy Co.	550,422	65,797,446
MDU Resources Group Inc.	557,121	17,181,612
Security	Shares	Value

Multi-Utilities (continued)
NiSource Inc.	1,088,064	$30,041,447
Public Service Enterprise Group Inc.	1,430,729	95,472,546
Sempra Energy	907,187	120,002,696
WEC Energy Group Inc.	895,868	86,961,907
		844,606,539
Multiline Retail — 0.6%
Dollar General Corp.	376,901	88,884,563
Dollar Tree Inc.(a)	628,669	88,340,568
Kohl's Corp.	422,612	20,872,807
Nordstrom Inc.(a)(b)	48,962	1,107,521
Ollie's Bargain Outlet Holdings Inc.(a)(b)	179,049	9,165,518
Target Corp.	762,444	176,460,039
		384,831,016
Oil, Gas & Consumable Fuels — 4.7%
Antero Midstream Corp.	997,276	9,653,632
APA Corp.	1,017,656	27,364,770
Chevron Corp.	5,480,829	643,175,283
ConocoPhillips	3,734,626	269,565,305
Continental Resources Inc./OK.	177,177	7,930,443
Coterra Energy Inc.	1,914,417	36,373,923
Devon Energy Corp.	1,920,812	84,611,769
Diamondback Energy Inc.	272,052	29,340,808
DTE Midstream LLC(a)	260,854	12,515,775
EOG Resources Inc.	1,455,733	129,312,762
EQT Corp.(a)	830,590	18,115,168
Exxon Mobil Corp.	11,997,787	734,144,587
Hess Corp.	736,410	54,516,432
HollyFrontier Corp.	438,407	14,370,981
Kinder Morgan Inc.	5,521,172	87,565,788
Marathon Oil Corp.	2,166,030	35,566,213
Marathon Petroleum Corp.	1,734,082	110,963,907
Occidental Petroleum Corp.	2,100,482	60,892,973
ONEOK Inc.	1,260,407	74,061,515
Phillips 66	1,245,218	90,228,496
Pioneer Natural Resources Co.	334,936	60,918,160
Targa Resources Corp.	627,023	32,755,681
Valero Energy Corp.	1,153,976	86,675,137
Williams Companies Inc. (The)	3,449,394	89,822,220
		2,800,441,728
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	229,881	18,011,176
Sylvamo Corp.(a)	100,368	2,799,264
		20,810,440
Personal Products — 0.0%
Coty Inc., Class A(a)	977,537	10,264,138
Herbalife Nutrition Ltd.(a)(b)	252,716	10,343,666
Olaplex Holdings Inc.(a)(b)	185,414	5,401,110
		26,008,914
Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	6,328,547	394,584,905
Catalent Inc.(a)	368,423	47,169,197
Elanco Animal Health Inc.(a)(b)	1,265,489	35,914,578
Eli Lilly & Co.	504,328	139,305,480
Jazz Pharmaceuticals PLC(a)	165,466	21,080,368
Johnson & Johnson	7,464,651	1,276,977,847
Merck & Co. Inc.	7,177,348	550,071,951
Nektar Therapeutics(a)(b)	525,196	7,095,398
Organon & Co.	707,315	21,537,742
Perrigo Co. PLC	370,484	14,411,828

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Pfizer Inc.	15,815,860	$933,926,533
Royalty Pharma PLC, Class A	387,113	15,426,453
Viatris Inc.	3,430,118	46,409,496
Zoetis Inc.	71,878	17,540,388
		3,521,452,164
Professional Services — 0.8%
CACI International Inc., Class A(a)	65,001	17,498,919
Clarivate PLC(a)(b)	1,247,331	29,337,225
CoStar Group Inc.(a)(b)	240,464	19,003,870
Dun & Bradstreet Holdings Inc.(a)(b)	479,355	9,821,984
Equifax Inc.	212,737	62,287,266
FTI Consulting Inc.(a)	98,000	15,035,160
IHS Markit Ltd.	1,056,791	140,468,660
Jacobs Engineering Group Inc.	361,935	50,392,210
Legalzoomcom Inc.(a)(b)	21,557	346,421
Leidos Holdings Inc.	401,188	35,665,613
ManpowerGroup Inc.	150,688	14,666,463
Nielsen Holdings PLC	999,719	20,504,237
Robert Half International Inc.	32,334	3,605,888
Science Applications International Corp.	169,029	14,129,134
TransUnion(b)	169,477	20,096,583
Verisk Analytics Inc.	164,136	37,542,827
		490,402,460
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	897,125	97,347,034
Howard Hughes Corp. (The)(a)(b)	118,944	12,106,120
Jones Lang LaSalle Inc.(a)	143,790	38,728,398
Opendoor Technologies Inc.(a)(b)	1,036,983	15,150,322
		163,331,874
Road & Rail — 1.2%
AMERCO	25,239	18,329,319
CSX Corp.	6,260,446	235,392,770
JB Hunt Transport Services Inc.	26,473	5,411,081
Knight-Swift Transportation Holdings Inc.	461,259	28,109,123
Landstar System Inc.	8,827	1,580,210
Norfolk Southern Corp.	687,728	204,743,503
Old Dominion Freight Line Inc.	24,301	8,708,992
Ryder System Inc.	145,164	11,965,869
Schneider National Inc., Class B	144,857	3,898,102
TuSimple Holdings Inc., Class A(a)(b)	327,178	11,729,331
Uber Technologies Inc.(a)	666,098	27,929,489
Union Pacific Corp.	670,172	168,836,432
XPO Logistics Inc.(a)	38,598	2,988,643
		729,622,864
Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices Inc.	914,608	160,760,648
Brooks Automation Inc	36,053	3,717,425
Cirrus Logic Inc.(a)	155,584	14,316,840
First Solar Inc.(a)(b)	295,942	25,794,305
GLOBALFOUNDRIES Inc.(a)(b)	70,673	4,591,625
Intel Corp.	11,451,293	589,741,589
Marvell Technology Inc.	2,318,524	202,847,665
Microchip Technology Inc.	245,153	21,343,020
Micron Technology Inc.	2,735,923	254,851,227
MKS Instruments Inc.	27,641	4,814,233
NXP Semiconductors NV	521,342	118,751,281
ON Semiconductor Corp.(a)	555,845	37,752,992
Qorvo Inc.(a)	315,836	49,393,592
Skyworks Solutions Inc.	247,287	38,364,105
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Inc.	994,344	$187,404,014
Wolfspeed Inc.(a)(b)	326,195	36,458,815
		1,750,903,376
Software — 1.8%
ANSYS Inc.(a)(b)	142,609	57,203,322
Black Knight Inc.(a)	432,117	35,818,178
C3.ai Inc., Class A(a)	117,959	3,686,219
CDK Global Inc.	274,004	11,436,927
Ceridian HCM Holding Inc.(a)	368,728	38,517,327
Citrix Systems Inc.	221,435	20,945,537
Datto Holding Corp.(a)(b)	66,612	1,755,226
Dolby Laboratories Inc., Class A	181,513	17,283,668
Duck Creek Technologies Inc.(a)(b)	155,945	4,695,504
Dynatrace Inc.(a)	28,511	1,720,639
Guidewire Software Inc.(a)(b)	240,054	27,253,331
Informatica Inc.(a)(b)	26,561	982,226
Jamf Holding Corp.(a)(b)	22,598	858,950
MANDIANT Inc.(a)(b)	498,827	8,749,426
Manhattan Associates Inc.(a)	86,784	13,494,044
McAfee Corp., Class A	34,758	896,409
N-Able Inc.(a)(b)	89,228	990,431
NCR Corp.(a)	250,578	10,073,236
NortonLifeLock Inc.	1,154,444	29,992,455
Nuance Communications Inc.(a)	494,487	27,355,021
Oracle Corp.	317,921	27,725,890
Paycor HCM Inc.(a)(b)	38,704	1,115,062
Pegasystems Inc.	6,431	719,114
Procore Technologies Inc.(a)(b)	47,207	3,775,144
salesforce.com Inc.(a)	2,140,781	544,036,675
SS&C Technologies Holdings Inc.	627,391	51,433,514
Synopsys Inc.(a)	157,520	58,046,120
Teradata Corp.(a)	44,420	1,886,517
Tyler Technologies Inc.(a)	14,235	7,657,718
VMware Inc., Class A	395,040	45,777,235
		1,055,881,065
Specialty Retail — 0.8%
Advance Auto Parts Inc.	178,121	42,727,666
AutoNation Inc.(a)	116,876	13,656,961
AutoZone Inc.(a)	46,503	97,488,424
Bath & Body Works Inc.	297,559	20,766,643
Best Buy Co. Inc.	533,280	54,181,248
Burlington Stores Inc.(a)(b)	8,802	2,565,871
CarMax Inc.(a)(b)	423,306	55,127,140
Dick's Sporting Goods Inc.	180,763	20,785,937
Foot Locker Inc.	265,453	11,581,714
Gap Inc. (The)	552,151	9,745,465
Leslie's Inc.(a)	32,249	763,011
Lithia Motors Inc.	74,025	21,981,724
O'Reilly Automotive Inc.(a)	130,728	92,324,035
Penske Automotive Group Inc.	87,016	9,329,856
Petco Health & Wellness Co. Inc.(a)(b)	169,325	3,350,942
Victoria's Secret & Co.(a)(b)	95,759	5,318,455
Vroom Inc.(a)(b)	241,400	2,604,706
Williams-Sonoma Inc.	47,052	7,957,905
		472,257,703
Technology Hardware, Storage & Peripherals — 0.4%
Dell Technologies Inc., Class C(a)	401,328	22,542,594
Hewlett Packard Enterprise Co.	3,641,703	57,429,656
HP Inc.	2,125,652	80,073,311

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
NetApp Inc.	209,452	$19,267,490
Pure Storage Inc., Class A(a)	47,877	1,558,396
Western Digital Corp.(a)	883,371	57,604,623
Xerox Holdings Corp.	401,336	9,086,247
		247,562,317
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.(a)	424,951	27,583,569
Carter's Inc.	117,043	11,847,092
Columbia Sportswear Co.	98,691	9,616,451
Deckers Outdoor Corp.(a)(b)	68,132	24,957,433
Hanesbrands Inc.	425,394	7,112,588
PVH Corp.	198,130	21,130,565
Ralph Lauren Corp.	137,839	16,383,544
Skechers U.S.A. Inc., Class A(a)	341,270	14,811,118
Tapestry Inc.	717,156	29,116,534
Under Armour Inc., Class A(a)	523,723	11,097,690
Under Armour Inc., Class C, NVS(a)	587,306	10,595,000
VF Corp.	323,935	23,718,521
		207,970,105
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	902,920	13,020,106
New York Community Bancorp. Inc.	1,257,923	15,359,240
TFS Financial Corp.	160,834	2,874,104
UWM Holdings Corp.(b)	141,831	839,639
		32,093,089
Tobacco — 0.9%
Altria Group Inc.	2,332,554	110,539,734
Philip Morris International Inc.	4,411,486	419,091,170
		529,630,904
Trading Companies & Distributors — 0.3%
Air Lease Corp.	313,590	13,870,086
Core & Main Inc., Class A(a)(b)	48,169	1,461,447
Fastenal Co.	190,885	12,228,093
MSC Industrial Direct Co. Inc., Class A	132,823	11,165,101
SiteOne Landscape Supply Inc.(a)(b)	57,285	13,879,010
United Rentals Inc.(a)	134,296	44,625,218
Security	Shares	Value

Trading Companies & Distributors (continued)
Univar Solutions Inc.(a)	491,045	$13,921,126
Watsco Inc.	91,618	28,665,440
WW Grainger Inc.	21,347	11,062,869
		150,878,390
Water Utilities — 0.2%
American Water Works Co. Inc.	515,175	97,295,951
Essential Utilities Inc.	644,834	34,621,137
		131,917,088
Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.(a)	1,668,812	193,548,816

Total Common Stocks — 99.7%
(Cost: $47,095,807,018)		59,802,521,560

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	472,595,780	472,737,559
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	108,230,000	108,230,000
		580,967,559

Total Short-Term Investments — 1.0%
(Cost: $580,791,512)		580,967,559

Total Investments in Securities — 100.7%
(Cost: $47,676,598,530)		60,383,489,119

Other Assets, Less Liabilities — (0.7)%		(411,191,095)

Net Assets — 100.0%		$59,972,298,024

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$337,957,467	$134,893,392	(a)	$—	$6,378	$(119,678)	$472,737,559	472,595,780	$795,714	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,950,000	37,280,000	(a)	—	—	—	108,230,000	108,230,000	4,903		—
BlackRock Inc.	297,510,354	70,689,702		(60,957,690)	19,833,027	43,711,758	370,787,151	404,984	4,851,928		—
					$19,839,405	$43,592,080	$951,754,710		$5,652,545		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DIJA Mini e-CBOT Index	502	03/18/22	$90,927	$1,288,356
S&P 500 E-Mini Index	64	03/18/22	15,227	252,574
S&P Mid 400 E-Mini Index	187	03/18/22	53,065	1,135,823
				$2,676,753

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$59,801,566,051	$955,509	$—	$59,802,521,560
Money Market Funds	580,967,559	—	—	580,967,559
	$60,382,533,610	$955,509	$—	$60,383,489,119
Derivative financial instruments(a)
Assets
Futures Contracts	$2,676,753	$—	$—	$2,676,753

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust